FEDERAL HOME LOAN BANK ADVANCES (Detail Textuals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Advances from Federal Home Loan Banks [Abstract]
Federal Home Loan Bank advances	$ 15,995,485	$ 2,487,745
Weighted average interest rate on the advances (as a percent)	1.58%	2.89%
Minimum interest rate (as a percent)	1.30%
Maximum interest rate (as a percent)	4.58%
Loans pledged as collateral for FHLB advances	$ 92,610,000	$ 77,790,000